Schedule of deferred tax liabilities (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Notes and other explanatory information [abstract]
Balance as at beginning of financial year	$ 133,000	$ 296,000	$ 296,000
Foreign exchange adjustments	8,809
Movements in deferred tax liabilities	129,000	$ 2,000	(163,000)
Balance as at end of financial year	$ 270,809		$ 133,000